U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

December 29, 2010

VIA EDGAR TRANSMISSION

Dominic Minore
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Boston Common International Fund and the Boston Common U.S. Equity Fund (the “Funds”)

Dear Mr. Minore:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) in response to your December 16, 2010 comments provided to Elaine Richards of U.S. Bancorp Fund Services, LLC, regarding the Trust’s Post-Effective Amendment (“PEA”) No. 386 to its registration statement.  PEA No. 386 was filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on October 15, 2010, and is designated to become effective on December 31, 2010.  (The Trust has requested acceleration of effectiveness of PEA No. 386 to Wednesday, December 29, 2010.)  The purpose of PEA No. 386 was to register two new series of the Trust.  The Trust is filing this PEA No. 391 under Rule 485(b) to (1) reflect the revisions discussed herein in response to your comments; (2) make certain non-material changes as appropriate, and (3) file any outstanding exhibits to the registration statement.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

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The Trust’s responses to your comments are as follows:

Prospectuses (Summary Sections)

1.	In the Fees and Expenses table in each Fund’s Summary Section, please revise the last two line items to refer to “Fee Reduction” rather than “Fee Waiver.”

The Trust responds by revising the last two line items in the Fees and Expenses Tables as suggested and indicated below:

Fees and Expenses of the Fund
.
.
.
Fee ~~Waiver~~ Reduction and/or Expense Reimbursement
Total Annual Fund Operating Expenses After Fee ~~Waiver~~ Reduction and/or Expense Reimbursement (2)

2.
In footnote 2 to the Fees and Expenses table in each Fund’s Summary Section, please include language regarding the Advisor’s ability to recoup any fees waived or expenses paid from the Fund.  Additionally, please include disclosure regarding the 3-year period available for recoupment, which is available only as long as expenses are maintained below the current expense cap.

The Trust responds by adding the additional disclosure as suggested.

3.	Please confirm supplementally that any relevant AFFE and interest expense will be included in each Fund’s Expense Example calculations.

The Trust responds by confirming that each Fund intends to include any AFFE and interest expense in the Expense Example calculation.

4.
In the lead-in paragraph to the “Example” section in the Boston Common U.S. Equity Fund Prospectus, please consider modifying the parenthetical statement regarding the length of the Expense Cap so that it takes into consideration the Fund’s actual launch date.

The Trust responds by confirming that prior to commencement of the Fund’s operations, the Trust will consider revising as appropriate the disclosure regarding the effect of the Expense Cap.

5.
In the “Performance” paragraph in each Fund’s Summary Section, please add language stating that performance information will indicate some of the risks of investing in the Fund when it is available.  Additionally, please revise the first sentence to state “Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.”

The Trust responds by making the changes as suggested.

Prospectuses (Advisor’s Related Performance from Substantially Similar Accounts)

6.
In “The Advisor’s Related Performance from Substantially Similar Accounts” section in each Fund’s Prospectus, please consider simplifying the name of the composite so that it is not so similar to the Fund’s name.  Additionally, please define “time-weighted and dollar-weighted” regarding the performance results in plain English.

The Trust responds by including the actual name of each Composite in the Prospectus and then defining it as a simplified name for continued use throughout the Prospectus.  Additionally, the Trust has removed the reference to “time-weighted” and “dollar-weighted” as it is not essential to the disclosure.

7.
In “The Advisor’s Related Performance from Substantially Similar Accounts” section in the Boston Common U.S. Equity Fund Prospectus, the Staff notes that the composite was named the “Boston Common Tax-Exempt Core Equity Composite.”  Please explain how a “tax-exempt” product is substantially similar to the Boston Common U.S. Equity Fund, which is not tax-exempt.

The Trust has received confirmation from the Advisor explaining that although the Composite is not managed in a “tax-exempt” manner, the accounts comprising the Composite are not subject to taxes.  Accordingly, as indicated in response to Comment #6 above, the Trust has simplified the composite name for continued use in the Prospectus, referring to it as the “Domestic Composite” to avoid confusion.

8.
In the annualized returns tables in each Fund’s Prospectus, please clarify in the heading for the “Total (Net)” column that the information presented is the average annual total returns for the composite, net of all actual fees and expenses.

The Trust responds by making the changes as suggested.

9.
In footnote 2 to the performance table for the Boson Common International Fund, please remove the reference that the index’s returns are presented net of withholding taxes; alternatively, please verify that statement.

The Trust has received confirmation from the Advisor that the returns of the MSCI EAFE Index are in fact presented net of foreign withholding taxes retained at source.

10.	For both Funds, if the performance figures have been audited, please state so and provide an auditor’s consent.

The Trust has received confirmation from the Advisor that the returns presented are unaudited.

Prospectuses (Shareholder Information)

11.
In the “How to Buy Shares” section under the sub-section entitled “Through a Financial Intermediary,” please copy the last sentence which states “Investors should check with their Financial Intermediary to determine if it is subject to these arrangements” and repeat it at the end of the corresponding paragraph in the “How to Sell Shares” section.

The Trust responds by making the changes as suggested.

12.	In the “How to Sell Shares” section under the sub-section entitled “Systematic Withdrawal Program,” please clarify whether the “first in, first out (FIFO)” method is used.

The Trust responds by adding clarifying disclosure as requested.

Statement of Additional Information (“SAI”) (Investment Policies and Risks)

13.
Under “Repurchase Agreements” on pages 5 and 6 of the SAI, please indicate whether there are any investment limitations regarding the percentage each Fund may hold in repurchase agreements that mature in fewer than seven days.

The Trust responds by noting that as stated in the SAI, neither Fund has any present intent to invest in repurchase agreements.  The Trust will add disclosure indicating that should the Funds’ intent to invest in repurchase agreements change, each Fund will invest no more than 10% of the Fund’s assets in repurchase agreements.

14.	Please confirm that all pertinent information regarding foreign securities (including corresponding risks) disclosed in the SAI is included in the Boston Common International Fund’s Prospectus.

The Trust responds by confirming it has reviewed the Fund’s Prospectus disclosure, which includes all pertinent information regarding foreign securities.

15.
Under “Securities Lending” on page 15, please expand on the statement that the listed conditions to participate in securities lending “may be subject to future modification.”  From whom might those modifications come?  Also, what notifications, if any, will shareholders be provided regarding such modifications?

The Trust responds by noting that as stated in the SAI, neither Fund has any present intent to participate in securities lending.  Nevertheless, the Trust has added disclosure clarifying that the reference to modifications refers to any modifications the SEC may make to the conditions which must be met for a fund to participate in securities lending.  Should the Funds’ intent to participate in securities lending change, the Trust supplementally confirms that it will notify shareholders by filing a supplement to the SAI.  Similarly, should any SEC conditions for participating in securities lending change as provided in the SAI, the Trust will notify shareholders of the change by filing a supplement to the SAI.

16.
Under “Securities Lending” on pages 15 and 16, please clarify why a Fund may be required “to invest in collateralized debt or other securities that bear the risk of loss of principal.”  Additionally, if applicable, please consider adding disclosure that the collateral agent shares in the returns of loaned securities, but the Fund alone realizes any losses.

The Trust responds by noting that as stated in the SAI, neither Fund has any present intent to participate in securities lending.  Nevertheless, the Trust responds by clarifying that should a Fund participate in securities lending, it will invest its cash collateral only in investments that are consistent with the investment objectives, principal investment strategies and investment policies of the Fund.  All investments made with the cash collateral received are subject to the risks associated with such investments.  The Trust notes that because there is no actual Securities Lending Agreement in place, it is unable to make any representations at this time regarding the terms under which a collateral agent may enter such an agreement.

17.
Under “Trustees and Executive Officers” on page 23, please expand each Trustee’s conclusion per Form N-1A, Item 17(b)(10) to indicate that the Trustee is not only qualified to serve on the Audit Committee, but also qualified to serve on the entire Board.

The Trust responds by making the changes as suggested.

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I trust that the above responses and revisions adequately address your comments.  If you have any additional questions or require further information, please contact Elaine Richards at (626) 914-7363.

Sincerely,

/s/Elaine Richards

Elaine E. Richards, Esq.
Secretary of Professionally Managed Portfolios

cc:           Domenick Pugliese, Esq., Paul, Hastings Janofsky, & Walker LLP